Securities at fair value through profit or loss (FVPL) - Narrative (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	R$ 86,933	R$ 122,909
Itaú Vida e Previdência S.A.
Disclosure of financial assets [line items]
Total	335,480	287,919
Financial assets at fair value through profit or loss, classified as held for trading, category
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	139	11,775
Total	613,269	559,825
Financial assets at fair value through profit or loss, classified as held for trading, category | Brazil
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	86,481	108,595
Financial assets at fair value through profit or loss, classified as held for trading, category | Latin America
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	313	2,539
Financial assets at fair value through profit or loss, classified as held for trading, category | Government securities - Abroad
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	R$ 0	R$ 0